Current and long-term debt - 2018 NIBC Credit Facility (Details) - 2018 NIBC Credit Facility [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 35,700
Periodic borrowing payment amount	$ 100
Borrowings		$ 3,100
Number of vessels		2
London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.50%